CAPITAL MANAGEMENT	12 Months Ended
Mar. 31, 2026
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue business opportunities and to maintain a flexible capital structure that optimizes the costs of capital at an acceptable risk. The Company’s intentions are to (i) provide financial capacity and flexibility in order to preserve its ability to meet its strategic objectives and financial obligations; (ii) maintain a capital structure which allows the Company to respond to changes in economic and marketplace conditions and affords the Company the ability to participate in new investments; (iii) optimize the use of its capital to provide an appropriate investment return to its shareholders equal with the level of risk; and (iv) maintain a flexible capital structure which optimizes the cost of capital at acceptable levels of risk.
The Company’s financial strategy is formulated and adapted according to market conditions in order to maintain a flexible capital structure that is consistent with its objectives and the risk characteristics of its underlying assets. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of its underlying assets. The Company maintains or adjusts its capital level to enable it to meet its objectives by raising capital through the issuance of securities.
The Company’s capital management objectives, policies and processes generally remained unchanged during the year ended March 31, 2026.
The Company requires capital to fund existing and future operations. The Company’s policy is to maintain adequate levels of capital at all times. As at March 31, 2026, the Company is not subject to any externally imposed capital, liquidity or other financial restrictions.
The Company’s capital structure includes the following:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Shareholders’ equity comprised of:
Share capital	492,102	345,305
Contributed surplus	34,972	32,626
Pre-Funded Warrants	16,399	—
Restricted and performance share unit reserve	7,453	—
Options reserve	31,563	36,262
Warrants reserve	38,205	20,493
Accumulated other comprehensive income (loss)	630	(14,296)
Deficit	(389,535)	(255,393)
Total	231,789	164,997